Share capital, stock options and other stock-based plans (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 28, 2013	Jun. 30, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	8,000,000
Allocated Share-based Compensation Expense	$ 9,683	$ 14,283	$ 12,468
Stock Issued During Period, Value, New Issues		152,340	273,556
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs		5,065	8,126
Business Acquisition, Share Price				$ 30.62
BAF Technologies Inc [Member]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares				718,485
Business Acquisition, Share Price				$ 33.53
Common Stock [Member]
Stock Issued During Period Shares Net Of Cancellation Upon Exercise Of Stock Options	652,046	721,186	513,490
Stock Issued During Period, Value, New Issues		152,340	273,556
Stock Issued During Period, Shares, New Issues		6,000,000	6,325,000		94,914
Share Price		$ 25.39	$ 43.25		$ 33.53
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs		5,065	8,126
Employee Stock Option [Member]
Allocated Share-based Compensation Expense	1,764	2,094	2,705
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate			0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate			47.79%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate			0.38%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term			3 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Weighted Average Exercise Price, Ending Balance			$ 10.97
Share units [Member]
Allocated Share-based Compensation Expense	7,919	12,189	9,763
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Total	$ 30,102
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	2 years 5 months 1 day
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted	5,792,162	742,140	185,705
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Forfeitures and Expirations, Total	1,045,905	188,117	4,300
PSU's [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted	971,399	389,655
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Forfeitures and Expirations, Total	963,575	54,876
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted	4,820,763	352,485